N-2 - USD ($)										3 Months Ended										12 Months Ended
		Jul. 31, 2024		Jul. 31, 2023		Jul. 31, 2022		Apr. 30, 2022		Jul. 31, 2024		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2024
Cover [Abstract]
Entity Central Index Key																				0000901243
Amendment Flag																				false
Document Type																				N-CSR
Entity Registrant Name																				BlackRock MuniAssets Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
MUA
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.01%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.78%
Other expenses	1.99
Miscellaneous	0.22
Interest expense (e)	1.77
Acquired fund fees and expenses (f)	0.02
Total annual expenses (f)	2.79
Fee waivers (d)	(0.01)
Total annual Fund operating expenses after fee waivers (d)	2.78
(a)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)
Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by MUA. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]																			1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]																			0.01%
Annual Expenses [Table Text Block]
MUA
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.01%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.78%
Other expenses	1.99
Miscellaneous	0.22
Interest expense (e)	1.77
Acquired fund fees and expenses (f)	0.02
Total annual expenses (f)	2.79
Fee waivers (d)	(0.01)
Total annual Fund operating expenses after fee waivers (d)	2.78
(a)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)
Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by MUA. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)
MUA currently pays the Manager a monthly fee at an annual rate equal to 0.55% of the average daily value of the Fund’s net assets. For purposes of calculating these fees, “net assets”
mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
(d)
MUA and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of MUA’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees MUA pays to the Manager indirectly through its investment in money market funds managed
by the Manager or its affiliates, through June 30,
2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by MUA (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of MUA (the “Independent Directors”)) or a majority of the outstanding voting securities of MUA), upon 90 days’ written notice by MUA to the Manager.
(e)
Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 28% of managed assets, which is the total assets of MUA, including any assets attributable to VRDP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to MUA of 4.24%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of

MUA for accounting purposes.

MUA uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issu
ance of VRDP Shares and investment in TOBs. Both forms
of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by MUA when it invests the proceeds from the leverage. In order to help you better understand the costs associated with MUA
’
s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense) for are 0.99%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA
’
s use of leverage and variations in market interest
rates. Interest expense is required to be treated as an expense of MUA for accounting purposes.
(f)
The total annual expenses do not correlate to the ratios to average net assets shown in MUA’s Financial Highlights for the year ended July 31, 2024, which do not include acquired fund fees and expenses.

Management Fees [Percent]	[2],[3],[4]																			0.78%
Acquired Fund Fees and Expenses [Percent]	[2],[5]																			0.02%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2]																			0.22%
Other Annual Expense 2 [Percent]	[2],[6]																			1.77%
Other Annual Expenses [Percent]	[2]																			1.99%
Total Annual Expenses [Percent]	[2],[5]																			2.79%
Waivers and Reimbursements of Fees [Percent]	[2],[3]																			(0.01%)
Net Expense over Assets [Percent]	[2],[3]																			2.78%
Expense Example [Table Text Block]
The following example illustrates MUA
’
s expenses (including the sales load of $10.00 and offering costs of $0.16) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.78% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 38	$ 96	$ 156	$ 318
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. MUA’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01																				$ 38
Expense Example, Years 1 to 3																				96
Expense Example, Years 1 to 5																				156
Expense Example, Years 1 to 10																				$ 318
Purpose of Fee Table , Note [Text Block]																				The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in MUA ’ s common shares.
Basis of Transaction Fees, Note [Text Block]																				as a percentage of offering price
Other Transaction Fees, Note [Text Block]
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

Other Expenses, Note [Text Block]
(e)
Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 28% of managed assets, which is the total assets of MUA, including any assets attributable to VRDP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to MUA of 4.24%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of

MUA for accounting purposes.

MUA uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issu
ance of VRDP Shares and investment in TOBs. Both forms
of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by MUA when it invests the proceeds from the leverage. In order to help you better understand the costs associated with MUA
’
s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense) for are 0.99%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA
’
s use of leverage and variations in market interest
rates. Interest expense is required to be treated as an expense of MUA for accounting purposes.

Management Fee not based on Net Assets, Note [Text Block]
MUA currently pays the Manager a monthly fee at an annual rate equal to 0.55% of the average daily value of the Fund’s net assets. For purposes of calculating these fees, “net assets”
mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Acquired Fund Fees and Expenses, Note [Text Block]
The total annual expenses do not correlate to the ratios to average net assets shown in MUA’s Financial Highlights for the year ended July 31, 2024, which do not include acquired fund fees and expenses.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 4,500	$ 141,427 (b)	$ N/A	$ 5,208 (c)	TOBs
July 31, 2024	175,000	354,586 (d)	100,000	N/A	VRDP Shares
July 31, 2023	10,897	57,083 (b)	N/A	24,055 (c)	TOBs
July 31, 2023	175,000	334,645 (d)	100,000	N/A	VRDP Shares
July 31, 2022	42,444	16,471 (b)	N/A	37,166 (c)	TOBs
July 31, 2022	175,000	321,536 (d)	100,000	N/A	VRDP Shares
April 30, 2022	175,000	371,729 (e)	100,000	N/A	VRDP Shares

(a)
Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VRDP

Shares in preference to common shareholders, expressed as a dollar amount per preferred share.  VRDP

Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.

(b)
Calculated by subtracting the Fund
’
s total liabilities (not including VRDP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

(c)	Represents weighted average daily market value of TOBs.
(d)
Calculated by subtracting the Fund
’
s total liabilities (not including VRDP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP

Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.

(e)
Calculated by subtracting the Fund
’
s total liabilities (not including VRDP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VRDP

Shares, and by
multiplying the results by 100,000.

Senior Securities, Note [Text Block]
Senior Securities
The following table sets forth information regarding MUA
’
s outstanding senior securities as of the end of each of MUA
’
s last ten fiscal years, as applicable.  MUA
’
s audited
financial statements, including Deloitte & Touche LLP
’
s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.

Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 4,500	$ 141,427 (b)	$ N/A	$ 5,208 (c)	TOBs
July 31, 2024	175,000	354,586 (d)	100,000	N/A	VRDP Shares
July 31, 2023	10,897	57,083 (b)	N/A	24,055 (c)	TOBs
July 31, 2023	175,000	334,645 (d)	100,000	N/A	VRDP Shares
July 31, 2022	42,444	16,471 (b)	N/A	37,166 (c)	TOBs
July 31, 2022	175,000	321,536 (d)	100,000	N/A	VRDP Shares
April 30, 2022	175,000	371,729 (e)	100,000	N/A	VRDP Shares

(a)
Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VRDP

Shares in preference to common shareholders, expressed as a dollar amount per preferred share.  VRDP

Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.

(b)
Calculated by subtracting the Fund
’
s total liabilities (not including VRDP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

(c)	Represents weighted average daily market value of TOBs.
(d)
Calculated by subtracting the Fund
’
s total liabilities (not including VRDP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP

Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.

(e)
Calculated by subtracting the Fund
’
s total liabilities (not including VRDP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VRDP

Shares, and by
multiplying the results by 100,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock MuniAssets Fund, Inc. (MUA)
The Fund’s investment objective is to provide high current income exempt from Federal income taxes by investing primarily in a portfolio of medium to lower grade or unrated municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets, except during temporary defensive periods, in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies or instrumentalities paying interest which, in the opinion of bond counsel to the issuer, is exempt from
Federal income taxes (“Municipal Bonds”). The Fund at all times, except during temporary defensive periods, will maintain at least 65% of its assets in Municipal Bonds which are rated in any one of the medium and lower rating categories of a nationally recognized statistical rating organization or are unrated. These ratings are currently Baa
(Moody’s Investor Service Inc. (“Moody’s”)) or BBB (S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”)) or lower. These are fundamental policies of the Fund and, therefore, may not be changed without the approval of a majority of the Fund’s outstanding common stock and the outstanding preferred stock, including the Fund’s outstanding Variable Rate Demand Preferred Shares (the “VRDP Shares”), voting together as a single class, and of the holders of a majority of the outstanding preferred stock, including the VRDP Shares, voting as a separate class. A majority of the outstanding means (1) 67% or more of the shares present at a meeting, if the holders of more than
50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares, whichever is less. The Fund may invest directly in securities or synthetically through the use of derivatives. The Fund is not intended as, and you should not construe it to be, a complete investment program. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.
The Fund has the authority to invest as much as 35% of its total assets in Municipal Bonds in the higher rating categories of nationally recognized statistical rating organizations
(ratings of A or higher by Moody’s, S&P or Fitch or comparable unrated securities). In addition, the Fund reserves the right to temporarily invest more than 20% of its total assets in short-term municipal securities, or short-term taxable money market securities (including commercial paper, certificates of deposit and repurchase agreements) for defensive purposes when, in the opinion of BlackRock Advisors, LLC (the “Manager”), prevailing market or financial conditions warrant. The Fund does not invest more than
25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state. “Total assets” of the Fund means the Fund’s net assets plus the amount of any borrowings for investment purposes.
Ordinarily, the Fund does not intend to realize significant interest income that is subject to Federal income taxes. However, the Fund may invest all or a portion of its assets in certain tax-exempt securities classified as “private activity bonds” (“PABs”) (in general, bonds that benefit non-governmental entities) that may subject certain investors in the
Fund to a Federal alternative minimum tax.
The Fund may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund receives an opinion of counsel to the issuer that such securities pay interest that is excludable from gross income for federal income tax purposes (“Non-Municipal Tax-Exempt Securities”), which could include trust certificates, partnership interests or other instruments evidencing interest in one or more long-term Municipal Bonds. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in Municipal Bonds, to the extent such investments are permitted by the Fund’s investment restrictions and applicable law.
The Fund ordinarily does not intend to realize significant investment income not exempt from federal income taxes. From time to time, the Fund may realize taxable capital gains.
Investments in lower rated Municipal Bonds generally provide a higher yield and are less affected by interest rate fluctuations than higher rated tax-exempt securities of similar maturity but are subject to greater overall market risk and are also subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations.
The Fund seeks to reduce risk through investing in multiple issuers, credit analysis and monitoring of current developments regarding the obligor and trends in both the economy and financial markets. The Manager will use various means to research the stability and/or potential for improvement of various municipal issuers in connection with the proposed purchase of their securities by the Fund. Evaluation of each Municipal Bond may include the analysis of financial performance, debt structure, economic factors and the administrative structure of the issuer. Additionally, the priority of liens and the overall structure of the particular issue may be factors that will determine suitability for purchase. Further investigation may be performed and may include, among other things, discussions with project management, corporate officers and industry experts as well as site inspections, area analysis, and project and financial projection analysis. All purchases and sales also may be subject to the review of market data, economic projections and the performance of the financial markets. Certain economic indicators also may be monitored. Additionally, the Manager will vary the average maturity of the Fund’s portfolio securities based upon its assessment of economic and market conditions.
Leverage:
The Fund currently leverages its assets through the use of VRDP Shares and residual interest municipal tender option bonds (“TOB Residuals”), which are derivative interests in municipal bonds. The TOB Residuals in which the Fund will invest pay interest or income that, in the opinion of counsel to the issuer of such TOB
Residuals, is exempt from regular U.S. federal income tax. The Fund currently does not intend to borrow money or issue debt securities. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions, or issue debt securities, in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities. Any such leveraging will not be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund’s investment objective and policies.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Risk Factors [Table Text Block]
Risk Factors
This section contains a discussion of the general risks of investing in each Fund. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted
in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Investment and Market Discount Risk:
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Fund should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment, market discount and certain other risks will be magnified.
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%.
(Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the
Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Municipal Securities Risks:
Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•
General Obligation Bonds Risks
 —
Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•
Revenue Bonds Risks
 —
These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks
 —
Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The
Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
•
Moral Obligation Bonds Risks
 —
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•
Municipal Notes Risks
 —
Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
•
Municipal Lease Obligations Risks
 —
In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•
Tax-Exempt Status Risk
 —
The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’
counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Taxability Risk:
The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. Alternatively, the Fund might enter into an agreement with the IRS to pay an agreed upon amount in lieu of the IRS adjusting individual shareholders’ income tax liabilities. If the Fund agrees to enter into such an agreement, the Fund’s yield could be adversely affected. Further, shareholders at the time the Fund enters into such an agreement that were not shareholders when the dividends in question were paid would bear some cost for a benefit they did not receive. Federal tax legislation may limit the types and volume of bonds the interest on which qualifies for a federal income tax-exemption. As a result, current legislation and legislation that may be enacted in the future may affect the availability of municipal securities for investment by the Fund. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Insurance Risk:
Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures.
However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
High Yield Bonds Risk:
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
U.S. Government Obligations Risk (MYI):
Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and
U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable Rate Demand Obligations Risk (MUI, MYD, MQY and MYI):
Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money
.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk (BTA):
When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Defensive Investing Risk (BTA, MYD and MQY):
For defensive purposes, the Fund may, as part of its proprietary volatility control process, allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depositary institution holding the cash.
Repurchase Agreements and Purchase and Sale Contracts Risk (MUA and MYD):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Reverse Repurchase Agreements Risk (BTA, MYD and MYI):
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Dollar Rolls Risk (MYI):
Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the
Fund has sold. These transactions may involve leverage.
Sector Risk (MUI): Sector risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. To the extent that the Fund concentrates its investments in a particular sector, there is the risk that the Fund will perform poorly during a downturn in that sector.
Leverage Risk: T
he Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Derivatives Risk:
The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
•
Operational Risk
 —
The use of derivatives
includes
the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Indexed and Inverse Securities Risk (BTA, MYD, MQY and MYI):
Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate
Tender Option Bonds Risk:
The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest special purpose trusts formed for the purpose of holding municipal bonds contributed by one or more funds (“TOB Trusts”) on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Illiquid Investments Risk:
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the
Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Investment Companies and ETFs Risk (BTA):
Subject to the limitations set forth in the Investment Company Act of 1940, as amended, and the rules thereunder, the Fund may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Preferred Securities Risk (BTA):
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Shareholder Activism:
Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Fund consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Fund’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board of Directors/Trustees (the
“Board”), or to seek other actions such as a termination of the Fund’s investment advisory contract with its current investment manager or commencing litigation. If the Fund becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the
Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Fund.
Further, the Fund’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Share Price [Table Text Block]
Share Price Data
The following table summarizes MUA
’
s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices. The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
July 31, 2024	$ 11.81	$ 10.87	$ 11.87	$ 11.41	(0.51) %	(4.73) %	4,288,887
April 30, 2024	11.37	10.78	11.54	11.45	(1.47)	(5.85)	5,171,240
January 31, 2024	11.30	9.05	11.50	10.08	(1.74)	(10.22)	8,337,831
October 31, 2023	10.16	8.72	11.22	10.07	(9.45)	(13.41)	6,395,358
July 31, 2023	10.47	9.90	11.46	11.14	(8.64)	(11.13)	4,057,996
April 30, 2023	11.48	10.20	11.75	11.30	(2.30)	(9.73)	5,156,069
January 31, 2023	11.38	9.57	11.75	10.67	(3.15)	(10.31)	13,493,691
October 31, 2022	13.18	9.54	12.53	10.61	5.19	(10.08)	6,794,394
As of July 31, 2024, MUA
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $11.52, $11.89, and (3.11)%, respectively.
Common shares of MUA have historically traded at both a premium and discount to NAV.
Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, managed distribution plans, or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to the NAV.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10.

CAPITAL SHARE TRANSACTIONS
Each Fund, except for BTA, is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BTA is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for each Fund
’
s Common Shares is $0.10, except for BTA, which is $0.001. The par value for each Fund
’
s Preferred Shares outstanding is $0.10, except for BTA, which is $0.001. Each Board is authorized, however, to reclassify any unissued Common Shares to
Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended
Fund Name	07/31/24	07/31/23
BTA	—	2,033
MUA	—	13,454
For the year ended July 31, 2024, shares issued and outstanding remained constant for BTA.
The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Fund may repurchase up to 5% of its outstanding common shares under the
Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Fund’s NAV. There is no assurance that the Funds will purchase shares in any particular amounts.

For the year
ended July 31, 2024 and year ended July 31, 2023, BTA did not repurchase any shares.

For the year ended July 31, 2023, MUA did not repurchase any shares.
The total cost of the shares repurchased is reflected in each

Fund
’
s

Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	MUA
	Shares	Amounts
Year Ended July 31, 2024	217,660	$ 1,967,553

	MUI
	Shares	Amounts
Year Ended July 31, 2024	875,847	$ 9,262,292
Year Ended July 31, 2023	1,002,979	11,621,508

	MYD
	Shares	Amounts
Year Ended July 31, 2024	676,815	$ 6,452,972
Year Ended July 31, 2023	509,369	5,377,139

	MQY
	Shares	Amounts
Year Ended July 31, 2024	799,712	$ 8,490,029
Year Ended July 31, 2023	609,349	7,063,733

	MYI
	Shares	Amounts
Year Ended July 31, 2024	1,038,509	$ 10,490,104
Year Ended July 31, 2023	644,921	7,043,454
MUA has filed a prospectus with the SEC allowing it to issue an additional 5,500,000 Common Shares through a Shelf Offering. Under the Shelf Offering, MUA, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above the Fund’s NAV per
Common Share (calculated within 48 hours of pricing). As of year end, 4,767,963 Common Shares remain available for issuance under the Shelf Offering. For the year ended
July 31, 2024, Common Shares issued and outstanding under the Shelf Offering remained constant. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by MUA in connection with its Shelf Offering are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
Preferred Shares
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an i nvest
ment company.
VRDP Shares
The Funds (for purposes of this section, each a “VRDP Fund”) have issued Series W-7 VRDP Shares and Series W-7A VRDP Shares, as applicable, each $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BTA	10/29/15	760	$ 76,000,000	11/01/45
MUA	12/15/21	1,750	175,000,000	12/15/51
MUI	04/07/22	2,871	287,100,000	04/07/52
	04/11/22	2,746	274,600,000	04/07/52
MYD	06/30/11	2,514	251,400,000	07/01/41
MQY (a)	04/19/21	2,251	225,100,000	10/01/41
	06/05/24	2,252	225,200,000	06/01/54
MYI	05/19/11	3,564	356,400,000	06/01/41

(a)
On June 5, 2024, MQY issued 2,252 Series W-7A VRDP Shares and used the proceeds of the issuance to redeem 2,252 Series W-7 VRDP Shares. Accordingly, MQY currently has outstanding 2,252 Series W-7A VRDP Shares and 2,251 Series W-7 VRDP Shares.

Redemption Terms:

A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund
’
s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature:
VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	BTA	MUA	MUI	MYD	MQY	MYI
Expiration date	11/30/24	04/29/25	11/30/24	11/30/24	06/04/25	07/06/25
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing:

A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred
Shares in the Statements of Operations.

During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.
Ratings:
As of period end, the VRDP Shares were assigned the following ratings:

Fund Name	Moody ’ s Investors Service, Inc. Long-Term Ratings	Moody ’ s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
BTA	Aa2	N/A	A	N/A
MUA	Aa2	P-1	N/A	A-1
MUI	Aa1	N/A	AA	N/A
MYD	Aa1	N/A	AA	N/A
MQY	Aa1	P-1	AA	A-1+
MYI	Aa1	N/A	AA	N/A
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:

 A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced/are set to commence a special rate period:

Fund Name	Commencement Date	Expiration Date as of Period Ended 07/31/24
BTA	10/29/15	11/15/24
MUI	04/07/22	11/15/24
MYD	04/17/14	11/15/24
MYI	06/22/22	06/18/25
The following VRDP Funds were in a special rate period that terminated during the reporting period:

Fund Name	Commencement Date	Termination Date
MUA	12/15/21	04/10/24
MQY	10/22/15	06/05/24
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the
VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP
Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.
Dividends:
Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the year ended July 31, 2024, the annualized dividend rate for the VRDP Shares were as follows:

	BTA	MUA	MUI	MYD	MQY	MYI
Dividend rates	4.37%	4.24%	4.37%	4.37%	4.18%	4.39%
For the year ended July 31, 2024, VRDP Shares issued and outstanding of each VRDP Fund remained constant.
During the year ended July 31, 2024, MQY issued 2,252 Series W-7A VRDP Shares and used the proceeds of the issuance to redeem 2,252 Series W-7 VRDP Shares.
Offering Costs:
The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.

Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of
Operations.
Financial Reporting:
The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the
Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends	Deferred Offering Costs Amortization
BTA	$ 3,322,363	$ 16,073
MUA	7,427,197	5,483
MUI	24,544,872	16,794
MYD	10,985,360	16,058
MQY	18,827,343	59,489
MYI	15,652,113	29,545

Investment and Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Discount Risk:
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Fund should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment, market discount and certain other risks will be magnified.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%.
(Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the
Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Municipal Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risks:
Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•
General Obligation Bonds Risks
 —
Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•
Revenue Bonds Risks
 —
These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks
 —
Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The
Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
•
Moral Obligation Bonds Risks
 —
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•
Municipal Notes Risks
 —
Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
•
Municipal Lease Obligations Risks
 —
In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•
Tax-Exempt Status Risk
 —
The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’
counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

Taxability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxability Risk:
The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. Alternatively, the Fund might enter into an agreement with the IRS to pay an agreed upon amount in lieu of the IRS adjusting individual shareholders’ income tax liabilities. If the Fund agrees to enter into such an agreement, the Fund’s yield could be adversely affected. Further, shareholders at the time the Fund enters into such an agreement that were not shareholders when the dividends in question were paid would bear some cost for a benefit they did not receive. Federal tax legislation may limit the types and volume of bonds the interest on which qualifies for a federal income tax-exemption. As a result, current legislation and legislation that may be enacted in the future may affect the availability of municipal securities for investment by the Fund. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk:
Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures.
However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.

High Yield Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Bonds Risk:
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.

U.S. Government Obligations Risk (MYI) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Obligations Risk (MYI):
Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and
U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Variable Rate Demand Obligations Risk (MUI, MYD, MQY and MYI) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable Rate Demand Obligations Risk (MUI, MYD, MQY and MYI):
Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money
.

WhenIssued and Delayed Delivery Securities and Forward Commitments Risk (BTA) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed Delivery Securities and Forward Commitments Risk (BTA):
When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Defensive Investing Risk (BTA, MYD and MQY) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Investing Risk (BTA, MYD and MQY):
For defensive purposes, the Fund may, as part of its proprietary volatility control process, allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depositary institution holding the cash.

Repurchase Agreements and Purchase and Sale Contracts Risk (MUA and MYD) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements and Purchase and Sale Contracts Risk (MUA and MYD):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse Repurchase Agreements Risk (BTA, MYD and MYI) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk (BTA, MYD and MYI):
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Dollar Rolls Risk (MYI) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dollar Rolls Risk (MYI):
Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the
Fund has sold. These transactions may involve leverage.
Sector Risk (MUI): Sector risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. To the extent that the Fund concentrates its investments in a particular sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk: T
he Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk:
The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
•
Operational Risk
 —
The use of derivatives
includes
the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Indexed and Inverse Securities Risk (BTA, MYD, MQY and MYI) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indexed and Inverse Securities Risk (BTA, MYD, MQY and MYI):
Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate

Tender Option Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tender Option Bonds Risk:
The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest special purpose trusts formed for the purpose of holding municipal bonds contributed by one or more funds (“TOB Trusts”) on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments Risk:
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the
Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Investment Companies and ETFs Risk (BTA) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies and ETFs Risk (BTA):
Subject to the limitations set forth in the Investment Company Act of 1940, as amended, and the rules thereunder, the Fund may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Preferred Securities Risk (BTA) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk (BTA):
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Risk of Investing in the United States [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Market Risk and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Shareholder Activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Activism:
Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Fund consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Fund’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board of Directors/Trustees (the
“Board”), or to seek other actions such as a termination of the Fund’s investment advisory contract with its current investment manager or commencing litigation. If the Fund becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the
Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Fund.
Further, the Fund’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

TOBs [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 4,500,000		$ 10,897,000		$ 42,444,000				$ 4,500,000					$ 10,897,000					$ 4,500,000
Senior Securities Coverage per Unit	[7]	$ 141,427		$ 57,083		$ 16,471				$ 141,427					$ 57,083					$ 141,427
Preferred Stock Liquidating Preference	[8]
Senior Securities Average Market Value per Unit	[9]	$ 5,208,000		$ 24,055,000		$ 37,166,000
VRDP Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 175,000,000		$ 175,000,000		$ 175,000,000		$ 175,000,000		$ 175,000,000					$ 175,000,000					$ 175,000,000
Senior Securities Coverage per Unit		$ 354,586	[10]	$ 334,645	[10]	$ 321,536	[10]	$ 371,729	[11]	$ 354,586	[10]				$ 334,645	[10]				$ 354,586 [10]
Preferred Stock Liquidating Preference	[8]	100,000		100,000		100,000		100,000		100,000					100,000					100,000
Senior Securities Average Market Value per Unit
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid										10.87		$ 10.78	$ 9.05	$ 8.72	9.9		$ 10.2	$ 9.57	$ 9.54
Highest Price or Bid										11.81		11.37	11.3	10.16	10.47		11.48	11.38	13.18
Lowest Price or Bid, NAV										11.41		11.45	10.08	10.07	11.14		11.3	10.67	10.61
Highest Price or Bid, NAV										$ 11.87		$ 11.54	$ 11.5	$ 11.22	$ 11.46		$ 11.75	$ 11.75	$ 12.53
Highest Price or Bid, Premium (Discount) to NAV [Percent]										(0.51%)		(1.47%)	(1.74%)	(9.45%)	(8.64%)		(2.30%)	(3.15%)	5.19%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]										(4.73%)		(5.85%)	(10.22%)	(13.41%)	(11.13%)		(9.73%)	(10.31%)	(10.08%)
Share Price		11.52								$ 11.52										11.52
NAV Per Share		$ 11.89								$ 11.89										$ 11.89
Latest Premium (Discount) to NAV [Percent]																				(3.11%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																				Common Shares
Outstanding Security, Authorized [Shares]																				199,998,250
Outstanding Security, Held [Shares]																				38,445,935
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																				Preferred Shares
Security Dividends [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Security Voting Rights [Text Block]
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an i nvest
ment company.

Security Liquidation Rights [Text Block]																				A Fund ’ s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Preferred Stock Restrictions, Arrearage [Text Block]
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Rights Limited by Other Securities [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an i nvest
ment company.

Outstanding Security, Authorized [Shares]																				1,750
Outstanding Security, Held [Shares]																				1,750
Note [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock MuniAssets Fund, Inc.
’
s (MUA) (the “Fund”)
investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from
U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Fund invests at least 65% of its assets in municipal bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global Ratings, or securities that are unrated but are deemed by the investment adviser to be of comparable quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
[2]	Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by MUA. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	MUA and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of MUA’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees MUA pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by MUA (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of MUA (the “Independent Directors”)) or a majority of the outstanding voting securities of MUA), upon 90 days’ written notice by MUA to the Manager.
[4]	MUA currently pays the Manager a monthly fee at an annual rate equal to 0.55% of the average daily value of the Fund’s net assets. For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
[5]	The total annual expenses do not correlate to the ratios to average net assets shown in MUA’s Financial Highlights for the year ended July 31, 2024, which do not include acquired fund fees and expenses.
[6]	Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 28% of managed assets, which is the total assets of MUA, including any assets attributable to VRDP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to MUA of 4.24%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of MUA for accounting purposes. MUA uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VRDP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by MUA when it invests the proceeds from the leverage. In order to help you better understand the costs associated with MUA’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense) for are 0.99%, which is based on current market conditions. The actual amount of interest expense borne by MUA will vary over time in accordance with the level of MUA’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of MUA for accounting purposes.
[7]	Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.
[8]	Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VRDP Shares in preference to common shareholders, expressed as a dollar amount per preferred share. VRDP Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.
[9]	Represents weighted average daily market value of TOBs.
[10]	Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.
[11]	Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.